Financial Risk Management Objectives and Policies (Tables)	12 Months Ended
Dec. 31, 2020
Financial Risk Management Objective And Policies [Abstract]
Disclosure of financial assets that are either past due or impaired
The amounts presented are gross carrying amounts for financial assets at amortized cost.

As of December
 31, 2019

	12-month ECLs	Lifetime ECLs			HK$
	Stage 1 HK$	Stage 2 HK$	Stage 3 HK$	Simplified approach HK$

Accounts receivable*	—	—	—	346,379,574	346,379,574
Financial assets included in prepayments, deposits and other receivables
—Normal**	1,355,013	—	—	—	1,355,013
—Doubtful**	—	—	—	—	—
Due from immediate holding company
—Normal**	2,921,838,772	—	—	—	2,921,838,772
—Doubtful**	—	—	—	—	—
Other assets
—Internal credit risk rating AA	245,502,780	—	—	—	245,502,780
Cash and bank balances
—Internal credit risk rating AA	766,430,471	—	—	—	766,430,471

	3,935,127,036	—	—	346,379,574	4,281,506,610

*	For accounts receivable to which the Group applies the simplified approach for impairment, information based on the provision matrix is disclosed in Note 11 to the consolidated financial statements.
**
The credit quality of the financial assets included in prepayments, deposits and other receivables, due from a related company and due from immediate holding company is considered to be “normal” when they are not past due and there is no information indicating that the financial assets had a significant increase in credit risk since initial recognition; “doubtful” when there has been significant increase in credit risk since initial recognition through information developed internally or externally; “loss” when there is evidence indicating the asset is credit-impaired; and “write-off” when there is evidence indicating that the debtor is in severe financial difficulty and Group has no realistic prospect of recovery.

As
of
 December
 31, 2020

	12-month ECLs	Lifetime ECLs			HK$
	Stage 1 HK$	Stage 2 HK$	Stage 3 HK$	Simplified approach HK$
Accounts receivable*	21,165,253	—	—	56,184,997	77,350,250
Financial assets included in prepayments, deposits and other receivables
—Normal**	1,650,827	—	—	—	1,650,827
—Doubtful**	—	—	—	—	—
Due from immediate holding company
—Normal**	6,477,266,499	—	—	—	6,477,266,499
—Doubtful**	—	—	—	—	—
Other assets
—Internal credit risk rating AA	197,309,175	—	—	—	197,309,175
Cash and bank balances
—Internal credit risk rating AA	453,966,764	—	—	—	453,966,764

	7,151,358,518	—	—	56,184,997	7,207,543,515

*	For accounts receivable to which the Group applies the simplified approach for impairment, information based on the provision matrix is disclosed in Note 11 to the consolidated financial statements.
**
The credit quality of the financial assets included in prepayments, deposits and other receivables, due from a related company and due from immediate holding company is considered to be “normal” when they are not past due and there is no information indicating that the financial assets had a significant increase in credit risk since initial recognition; “doubtful” when there has been significant increase in credit risk since initial recognition through information developed internally or externally; “loss” when there is evidence indicating the asset is credit-impaired; and “write-off” when there is evidence indicating that the debtor is in severe financial difficulty and Group has no realistic prospect of recovery.

Disclosure of maturity analysis for non-derivative financial liabilities
The following tables detail the Group’s remaining contractual maturity for its financial liabilities. The tables have been drawn up based on the undiscounted cash flows of financial liabilities based on the earliest date on which the Group can be required to pay.

	As of December 31, 2019
	Weighted average interest rate	On demand or less than 3 months	3 months to 1 year	1 to 5 years	Total
	%	HK$	HK$	HK$	HK$
Accounts payable	N/A	492,039,336	—	—	492,039,336
Margin loans payable	6.625%	317,722,438	—	—	317,722,438
Financial liabilities included in other payables and accruals	N/A	66,043,431	—	—	66,043,431
Convertible bond	7.8%	—	—	125,273,321	125,273,321

		875,805,205	—	125,273,321	1,001,078,526

	As of December 31, 2020
	Weighted average interest rate	On demand or less than 3 months	3 months to 1 year	1 to 5 years	Total
	%	HK$	HK$	HK$	HK$
Accounts payable	N/A	201,986,202	—	—	201,986,202
Bank borrowings	2.1%	233,493,790	—	—	233,493,790
Financial liabilities included in other payables and accruals	N/A	54,136,011	—	—	54,136,011
Convertible bond	7.8%	—	—	124,606,940	124,606,940

		489,616,003	—	124,606,940	614,222,943